GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL.
GOODWILL

14.    Goodwill

Significant accounting judgements and estimates

Goodwill is tested for impairment on an annual basis. Expected future cash flows used to determine the recoverable amount of property, plant and equipment and goodwill are inherently uncertain and could materially change over time. The recoverable amount is significantly affected by a number of factors including reserves and production estimates, together with economic factors such as the expected commodity price, foreign currency exchange rates, and estimates of production costs, future capital expenditure and discount rates.

An individual operating mine does not have an indefinite life because of the finite life of its reserves. The allocation of goodwill to an individual mine will result in an eventual goodwill impairment due to the wasting nature of the mine.

Accounting policy

Goodwill is stated at cost less accumulated impairment losses. In accordance with the provisions of IAS 36 Impairment of Assets, the Group performs its annual impairment review of goodwill at each financial year end or whenever there are impairment indicators to establish whether there is any indication of impairment to goodwill. A write-down is made if the carrying amount exceeds the recoverable amount. The recoverable amount is determined by reference to “fair value less costs to sell” being the higher of “value in use” and “fair value less cost to sell”, based on the cash flows over the life of the CGUs and discounted to present value at an appropriate discount rate. Impairment losses on goodwill are not reversed. Gains and losses on the disposal of an entity include the carrying amount of goodwill allocated to the entity sold.

Goodwill is allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose.

Figures in million - SA rand	Notes	2018	2017	2016
Balance at beginning of the year		6,396.0	936.0	736.7
Impairment	8	(436.3)	(99.1)	(201.3)
Goodwill on acquisition of subsidiaries	13.1, 13.2	34.9	5,873.9	400.6
Foreign currency translation		895.0	(314.8)	-
Balance at end of the year		6,889.6	6,396.0	936.0

The goodwill arose on the acquisition of Cooke, Aquarius, Stillwater and DRDGOLD. The goodwill on acquisition of:

•

Cooke was attributable to the synergies at the Group’s other operations, and the underlying assets of Cooke and WRTRP. During the year ended 31 December 2018, the goodwill from the acquisition of Cooke allocated to the Driefontein, Kloof and Beatrix CGUs was impaired by R436.3 million (refer to note 8). There were no other events or changes in circumstances that suggest that the carrying amount of a CGU may not be recoverable.

•

Aquarius was attributable to the synergies between the PGM assets in the Rustenburg area. At year end the goodwill on acquisition of Aquarius is allocated to the Kroondal (R133.5 million) and the Rustenburg operation (R267.1 million) CGUs, where it is tested for impairment.

•	Stillwater was attributable to the premium paid, and the talent and skills of Stillwater’s workforce, and is allocated to the Stillwater CGU, where it is tested for impairment.
•	DRDGOLD is attributable to DRDGOLD’s proven surface retreatment capabilities, and is allocated to the DRDGOLD CGU, where it is tested for impairment.

None of the goodwill recognised is expected to be deducted for tax purposes.

The Group’s estimates and assumptions used in the 31 December 2018 impairment testing include:

	Platinum				Gold
2017	2018				2018	2017
			Long-term gold price	R/kg	585,500	545,000
14,270	15,050	R/4Eoz	Long-term PGM (4E) basket price
1,015	1,010	US$/2Eoz	Long-term PGM (2E) basket price
14.5	14.3%		Nominal discount rate – South Africa[1]	%	12.6	12.1
	8.5%		Nominal discount rate – US
5.3	5.0%		Inflation rate – South Africa	%	5.0	5.3
	1.9%		Inflation rate – US
9 - 34	12 - 28	years	Life of mine	years	5 - 20	12 - 22

[1] Nominal discount rate for Burnstone of 17.4%.

The annual life-of-mine plan that takes into account the following:

•	proved and probable ore reserves of the CGUs;
•	resources are valued using appropriate price assumptions;
•	cash flows are based on the life-of-mine plan; and
•	capital expenditure estimates over the life-of-mine plan.

The recoverable amounts of the Kroondal, Platinum Mile, Rustenburg and Stillwater operations CGUs are significantly higher than the carrying values, therefore a reasonably possible adverse change in the abovementioned assumptions would not likely result in an adjustment to the carrying values.

The recoverable amounts of the Driefontein, Beatrix and DRDGOLD CGUs are marginally higher than the carrying values and, therefore, any reasonably possible adverse change in the abovementioned assumptions could result in further impairment.